DEBT AND CREDIT FACILITIES	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Debt and Credit Facilities

NOTE 5. DEBT AND CREDIT FACILITIES

COMMITTED LINES OF CREDIT

At December 31, 2013, Sempra Energy Consolidated had an aggregate of $4.1 billion in committed lines of credit to provide liquidity and to support commercial paper and variable-rate demand notes, the major components of which we detail below. Available unused credit on these lines at December 31, 2013 was $3.4 billion.

Sempra Energy

Sempra Energy has a $1.067 billion, five-year syndicated revolving credit agreement expiring in March 2017. Citibank, N.A. serves as administrative agent for the syndicate of 24 lenders. No single lender has greater than a 7-percent share.

Borrowings bear interest at benchmark rates plus a margin that varies with market index rates and Sempra Energy's credit ratings. The facility requires Sempra Energy to maintain a ratio of total indebtedness to total capitalization (as defined in the agreement) of no more than 65 percent at the end of each quarter. At December 31, 2013 and 2012, Sempra Energy was in compliance with this and all other financial covenants under the credit facility. The facility also provides for issuance of up to $635 million of letters of credit on behalf of Sempra Energy with the amount of borrowings otherwise available under the facility reduced by the amount of outstanding letters of credit.

At December 31, 2013, Sempra Energy had $12 million of letters of credit outstanding supported by the facility.

Sempra Global

Sempra Global has a $2.189 billion, five-year syndicated revolving credit agreement expiring in March 2017. Citibank, N.A. serves as administrative agent for the syndicate of 25 lenders. No single lender has greater than a 7-percent share.

Sempra Energy guarantees Sempra Global's obligations under the credit facility. Borrowings bear interest at benchmark rates plus a margin that varies with market index rates and Sempra Energy's credit ratings. The facility requires Sempra Energy to maintain a ratio of total indebtedness to total capitalization (as defined in the agreement) of no more than 65 percent at the end of each quarter. At December 31, 2013 and 2012, Sempra Energy was in compliance with this and all other financial covenants under the credit facility.

At December 31, 2013, Sempra Global had $590 million of commercial paper outstanding supported by the facility. At December 31, 2013 and 2012, respectively, $200 million and $300 million of commercial paper outstanding was classified as long-term debt based on management's intent and ability to maintain this level of borrowing on a long-term basis either supported by this credit facility or by issuing long-term debt. This classification has no impact on cash flows.

California Utilities

SDG&E and SoCalGas have a combined $877 million, five-year syndicated revolving credit agreement expiring in March 2017. JPMorgan Chase Bank, N.A. serves as administrative agent for the syndicate of 24 lenders. No single lender has greater than a 7-percent share. The agreement permits each utility to individually borrow up to $658 million, subject to a combined limit of $877 million for both utilities. It also provides for the issuance of letters of credit on behalf of each utility subject to a combined letter of credit commitment of $200 million for both utilities. Effective January 29, 2014, the combined letter of credit commitment increased to $300 million. The amount of borrowings otherwise available under the facility is reduced by the amount of outstanding letters of credit.

Borrowings under the facility bear interest at benchmark rates plus a margin that varies with market index rates and the borrowing utility's credit ratings. The agreement requires each utility to maintain a ratio of total indebtedness to total capitalization (as defined in the agreement) of no more than 65 percent at the end of each quarter. At December 31, 2013 and 2012, the California Utilities were in compliance with this and all other financial covenants under the credit facility.

Each utility's obligations under the agreement are individual obligations, and a default by one utility would not constitute a default by the other utility or preclude borrowings by, or the issuance of letters of credit on behalf of, the other utility.

At December 31, 2013, SDG&E and SoCalGas had $59 million and $42 million of commercial paper outstanding supported by the facility, respectively. Available unused credit on the line at December 31, 2013 was $599 million and $616 million at SDG&E and SoCalGas, respectively, subject to the combined limit on the facility of $877 million.

GUARANTEES

Sempra Renewables

Sempra Renewables and BP Wind Energy each currently hold 50-percent interests in Flat Ridge 2. The project obtained construction financing in December 2012, and proceeds from the loans were used to return $148 million of each owner's joint venture investment in 2012. In March 2013, the construction financing was converted into permanent financing consisting of a term loan and a fixed-rate note. The term loan of $242 million expires in June 2023 and the fixed rate note of $110 million expires in June 2035. The financing agreement requires Sempra Renewables and BP Wind Energy, severally for each partner's 50-percent interest, to return cash to the project in the event that the project does not meet certain cash flow criteria or in the event that the project's debt service, operation and maintenance and firm transmission and production tax credits reserve accounts are not maintained at specific thresholds. Sempra Renewables recorded a liability of $3 million in 2013 for the fair value of its obligations associated with the cash flow requirements, which constitutes a guarantee. The liability is being amortized over its expected life. The outstanding loans are not guaranteed by the partners.

Sempra Renewables and BP Wind Energy each currently hold 50-percent interests in Mehoopany Wind. The project obtained construction financing in June 2012, and proceeds from the loans were used to return $13 million and $17 million of each owner's joint venture investment in 2013 and 2012, respectively. In May 2013, the construction financing was converted into permanent financing consisting of a term loan. The term loan of $162 million expires in May 2031. The financing agreement requires Sempra Renewables and BP Wind Energy, severally for each partner's 50-percent interest, to return cash to the project in the event that the project does not meet certain cash flow criteria or in the event that the project's debt service, operation and maintenance and production tax credits reserve accounts are not maintained at specific thresholds. Additionally, in conjunction with the term loan conversion, Sempra Renewables and BP Wind Energy have provided guarantees to the lenders in lieu of Mehoopany Wind funding a reserve account requirement. Sempra Renewables recorded liabilities of $11 million in 2013 for the fair value of its obligations associated with the cash flow and reserve account requirements, which constitute guarantees. The liabilities are being amortized over their expected lives. The outstanding loans are not guaranteed by the partners.

RBS Sempra Commodities

As we discuss in Note 4, in 2010 and early 2011, Sempra Energy, RBS and RBS Sempra Commodities sold substantially all of the businesses and assets within the partnership in four separate transactions. In connection with each of these transactions, the buyers were, subject to certain qualifications, obligated to replace any guarantees that we had issued in connection with the applicable businesses sold with guarantees of their own. By February 26, 2014, all such guarantees had been replaced or open positions closed. We discuss additional matters related to our investment in RBS Sempra Commodities in Note 15.

WEIGHTED AVERAGE INTEREST RATES

The weighted average interest rates on the total short-term debt outstanding at Sempra Energy were 0.64 percent and 0.72 percent at December 31, 2013 and 2012, respectively. The weighted average interest rate on the total short-term debt outstanding at both SDG&E and SoCalGas was 0.13 percent at December 31, 2013. The weighted average interest rates at December 31, 2013 and 2012 include interest rates for commercial paper borrowings classified as long-term, as we discuss above.

LONG-TERM DEBT

The following tables show the detail and maturities of long-term debt outstanding:

LONG-TERM DEBT
(Dollars in millions)
	December 31,
	2013		2012
SDG&E
First mortgage bonds:
6.8% June 1, 2015	$	―	$14
5.3% November 15, 2015		250	250
1.65% July 1, 2018(1)		161	161
5.85% June 1, 2021(1)		―	60
3% August 15, 2021		350	350
3.6% September 1, 2023		450	―
6% June 1, 2026		250	250
5% to 5.25% December 1, 2027(1)		150	150
5.875% January and February 2034(1)		176	176
5.35% May 15, 2035		250	250
6.125% September 15, 2037		250	250
4% May 1, 2039(1)		75	75
6% June 1, 2039		300	300
5.35% May 15, 2040		250	250
4.5% August 15, 2040		500	500
3.95% November 15, 2041		250	250
4.3% April 1, 2042		250	250
		3,912	3,536
Other long-term debt (unsecured unless otherwise noted):
5.9% Notes June 1, 2014		15	130
5.3% Notes July 1, 2021(1)		39	39
5.5% Notes December 1, 2021(1)		60	60
4.9% Notes March 1, 2023(1)		25	25
5.2925% OMEC LLC loan
payable 2013 through April 2019 (secured by plant assets)		335	345
Capital lease obligations:
Purchased-power agreements		176	178
Other		3	7
		653	784
		4,565	4,320
Current portion of long-term debt		(29)	(16)
Unamortized discount on long-term debt		(11)	(12)
Total SDG&E		4,525	4,292

SoCalGas
First mortgage bonds:
5.5% March 15, 2014		250	250
5.45% April 15, 2018		250	250
5.75% November 15, 2035		250	250
5.125% November 15, 2040		300	300
3.75% September 15, 2042		350	350
		1,400	1,400
Other long-term debt (unsecured):
4.75% Notes May 14, 2016(1)		8	8
5.67% Notes January 18, 2028		5	5
Capital lease obligations		2	4
		15	17
		1,415	1,417
Current portion of long-term debt		(252)	(4)
Unamortized discount on long-term debt		(4)	(4)
Total SoCalGas		1,159	1,409

LONG-TERM DEBT (CONTINUED)
(Dollars in millions)
	December 31,
	2013	2012
Sempra Energy
Other long-term debt (unsecured):
6% Notes February 1, 2013	―	400
8.9% Notes November 15, 2013, including $200 at variable rates after fixed-to-floating
rate swaps effective January 2011	―	250
2% Notes March 15, 2014	500	500
Notes at variable rates (1.01% at December 31, 2013) March 15, 2014	300	300
6.5% Notes June 1, 2016, including $300 at variable rates after fixed-to-floating
rate swaps effective January 2011 (4.46% at December 31, 2013)	750	750
2.3% Notes April 1, 2017	600	600
6.15% Notes June 15, 2018	500	500
9.8% Notes February 15, 2019	500	500
2.875% Notes October 1, 2022	500	500
4.05% Notes December 1, 2023	500	―
6% Notes October 15, 2039	750	750
Market value adjustments for interest rate swaps, net (expire November 2013 and June 2016)	12	19
Build-to-suit lease(2)	14	―
Sempra Global
Other long-term debt (unsecured):
Commercial paper borrowings at variable rates, classified as long-term debt
(0.35% weighted average at December 31, 2013)	200	300
Sempra South American Utilities
Other long-term debt (unsecured):
Chilquinta Energía
2.75% Series A Bonds October 30, 2014(1)	―	86
4.25% Series B Bonds October 30, 2030(1)	209	224
Luz del Sur
Bank loans 5.5% to 6.75% payable 2016 through December 2018	70	31
Notes at 4.75% to 7.09% payable 2014 through October 2022	292	284
Sempra Mexico
Other long-term debt (unsecured):
Notes February 8, 2018 at variable rates at 2.66% after floating-to-fixed rate cross-currency
swaps effective February 2013	100	―
6.3% Notes February 2, 2023 (4.12% after cross-currency swap)	298	―
Sempra Renewables
Other long-term debt (secured):
Loan at variable rates payable 2014 through December 2028, including $78 at 4.54%
after floating-to-fixed rate swaps effective June 2012 (2.75% at December 31, 2013)(1)	104	111
Loans at 2.24% to 2.26% payable 2014 through January 2031	―	286
Sempra Natural Gas
First mortgage bonds (Mobile Gas):
4.14% September 30, 2021	20	20
5% September 30, 2031	42	42
Other long-term debt (unsecured unless otherwise noted):
Notes at 2.87% to 3.51% October 1, 2016(1)	18	17
9% Notes May 13, 2013	―	1
8.45% Notes payable 2014 through December 2017, secured	21	25
3.1% Notes December 30, 2018, secured(1)	5	―
4.5% Notes July 1, 2024, secured(1)	77	74
Industrial development bonds at variable rates (0.05% at December 31, 2013)
August 1, 2037, secured(1)	55	55
	6,437	6,625
Current portion of long-term debt	(866)	(705)
Unamortized discount on long-term debt	(9)	(8)
Unamortized premium on long-term debt	7	8
Total other Sempra Energy	5,569	5,920
Total Sempra Energy Consolidated	$11,253	$11,621
(1)	Callable long-term debt not subject to make-whole provisions.
(2)	We discuss this lease in Note 15.

MATURITIES OF LONG-TERM DEBT(1)
(Dollars in millions)
				Total
			Other	Sempra
			Sempra	Energy
	SDG&E	SoCalGas	Energy	Consolidated
2014	$24	$250	$866	$1,140
2015	260	―	52	312
2016	10	8	828	846
2017	10	―	662	672
2018	171	250	652	1,073
Thereafter	3,910	905	3,349	8,164
Total	$4,385	$1,413	$6,409	$12,207
(1)	Excludes capital lease obligations, build-to-suit lease and market value adjustments for interest rate swaps.

Various long-term obligations totaling $6.2 billion at Sempra Energy at December 31, 2013 are unsecured. This includes unsecured long-term obligations totaling $138 million at SDG&E and $13 million at SoCalGas.

CALLABLE LONG-TERM DEBT

At the option of Sempra Energy, SDG&E and SoCalGas, certain debt is callable subject to premiums:

CALLABLE LONG-TERM DEBT
(Dollars in millions)
				Total
			Other	Sempra
			Sempra	Energy
	SDG&E	SoCalGas	Energy	Consolidated
Not subject to make-whole provisions	$686	$8	$468	$1,162
Subject to make-whole provisions	3,350	1,400	4,683	9,433

In addition, the OMEC LLC project financing loan discussed in Note 1, with $335 million of borrowings at December 31, 2013, may be prepaid at the borrowers' option.

FIRST MORTGAGE BONDS

The California Utilities issue first mortgage bonds secured by a lien on utility plant. The California Utilities may issue additional first mortgage bonds upon compliance with the provisions of their bond agreements (indentures). These indentures require, among other things, the satisfaction of pro forma earnings-coverage tests on first mortgage bond interest and the availability of sufficient mortgaged property to support the additional bonds, after giving effect to prior bond redemptions. The most restrictive of these tests (the property test) would permit the issuance, subject to CPUC authorization, of an additional $3.8 billion of first mortgage bonds at SDG&E and $1.06 billion at SoCalGas at December 31, 2013.

In September 2013, SDG&E publicly offered and sold $450 million of 3.60-percent first mortgage bonds maturing in 2023. SDG&E used a portion of the proceeds from this offering to redeem all $60 million of its outstanding 5.85-percent Pollution Control Revenue Bonds (PCRB) due in 2021 and $115 million of its outstanding 5.90-percent PCRBs due in 2014.

In December 2013, SDG&E redeemed all $14 million of its outstanding 6.8-percent first mortgage bonds due in 2015.

INDUSTRIAL DEVELOPMENT BONDS

Sempra Natural Gas

To secure an approved exemption from sales and use tax, Sempra Natural Gas has incurred through December 31, 2013, $257 million ($3 million in 2013, $53 million in 2012, $84 million in 2011, $42 million in 2010 and $75 million in 2009) out of a maximum available $265 million of long-term debt related to the construction and equipping of its Mississippi Hub natural gas storage facility. After a redemption of $180 million in December 2011, the debt balance remaining at December 31, 2013, is $77 million. The debt is payable to the Mississippi Business Finance Corporation (MBFC), and we recorded bonds receivable from the MBFC for the same amount. Both the financing obligation and the bonds receivable have interest rates of 4.5 percent and are due on July 1, 2024.

OTHER LONG-TERM DEBT

Sempra Energy

In November 2013, Sempra Energy publicly offered and sold $500 million of 4.05-percent notes maturing in 2023.

Sempra South American Utilities

Chilquinta Energía has outstanding Chilean public bonds denominated in Chilean Unidades de Fomento. The Chilean Unidad de Fomento is a unit of account used in Chile that is adjusted for inflation, and its value is quoted in Chilean Pesos. In May 2013, Chilquinta Energía retired $86 million of outstanding Series A Chilean public bonds maturing in 2014 with a stated interest rate of 2.75 percent.

Luz del Sur has outstanding corporate bonds and bank loans which are denominated in the local currency. During 2013, Luz del Sur publicly offered and sold $30 million of corporate bonds at 5.81 percent maturing in 2017 and $30 million of corporate bonds at 7.03 percent maturing in 2021. Additionally, Luz del Sur drew bank loans in 2013 as follows:

2013 BANK LOAN DRAWS – LUZ DEL SUR
(Dollars in millions)
	Amount at
Month Issued	Issuance	Interest Rate	Maturity Date
June	$11	5.50%	June 25, 2016
July	5	6.00%	July 11, 2016
July	14	5.85%	July 24, 2016
December	22	6.41%	December 20, 2018

Sempra Mexico

On February 14, 2013, IEnova publicly offered and sold in Mexico $306 million (U.S. dollar equivalent) of 6.3-percent notes maturing in 2023 with a U.S. dollar equivalent rate of 4.12 percent after entering into a cross-currency swap for U.S. dollars at the time of issuance. IEnova also publicly offered and sold in Mexico $102 million (U.S. dollar equivalent) of variable rate notes, maturing in 2018, which after a floating-to-fixed cross-currency swap for U.S. dollars at the time of issuance, carry a U.S. dollar equivalent rate of 2.66 percent. The notes and related interest are denominated in Mexican pesos, and the interest rate for the variable rate notes is based on the 28-day Interbank Equilibrium Interest Rate plus 30 basis points. IEnova used $357 million of the proceeds of the notes for the repayment of intercompany debt, including accrued interest, primarily to other Sempra Energy consolidated foreign entities.

Sempra Renewables

In May 2013, Copper Mountain Solar 2 entered into a loan agreement with a syndicate of banks to borrow up to $286 million and took a draw of $146 million in May 2013, the proceeds of which were distributed to Sempra Renewables to reimburse it for the first phase of construction costs of the project. The loan, which is secured by the project, is payable semi-annually and fully matures in May 2023. To partially moderate its exposure to interest rate changes, Copper Mountain Solar 2 entered into floating-to-fixed interest rate swaps for 75 percent of the loan amount, resulting in an effective fixed rate of 5.33 percent. The remaining 25 percent bears interest at rates varying with market rates. In connection with the loan agreement, Copper Mountain Solar 2 may also utilize up to $60 million under a letter of credit facility, which may be used to meet project collateral requirements and debt service reserve requirements.

In September 2011, Sempra Renewables entered into a loan agreement with the U.S. Department of Energy (DOE) to borrow up to $337 million, which includes $7 million of accrued interest. Sempra Renewables took draws of $13 million in June 2013 at 3.03 percent, $253 million in November 2012 at 2.26 percent and $33 million in December 2012 at 2.24 percent, the proceeds of which were applied to construction costs of the Mesquite Solar 1 project. The loan is payable semi-annually and fully matures in January 2031.

In the third quarter of 2013, Sempra Renewables sold 50-percent interests in Copper Mountain Solar 2 and Mesquite Solar 1 to ConEdison Development. Sempra Renewables' interests are now accounted for under the equity method and its long-term debt of $146 million at Copper Mountain Solar 2 and $297 million at Mesquite Solar 1 was deconsolidated upon the sales. We provide further discussion of the sales in Note 3.

Sempra Natural Gas

In December 2013, Willmut Gas obtained a $5 million term loan carrying an interest rate of 3.1 percent and maturing December 30, 2018. This loan is secured by Willmut Gas' property, plant and equipment.

INTEREST RATE SWAPS

We discuss our fair value interest rate swaps and interest rate swaps to hedge cash flows in Note 9.